Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (87,652)	$ (72,181)
Other comprehensive income (loss) before reclassifications	(21,092)	28,286
Amount reclassified from accumulated other comprehensive income (loss)	13,800	(43,757)
Net current-period other comprehensive income (loss)	(7,941)	(14,723)	$ (1,797)
Ending balance	(94,944)	(87,652)	(72,181)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(15,471)
Components of accumulated other comprehensive income loss, tax	(7,292)	(15,471)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,963)	15,261
Other comprehensive income (loss) before reclassifications	(5,357)	25,306
Amount reclassified from accumulated other comprehensive income (loss)	9,162	(47,530)
Net current-period other comprehensive income (loss)	3,805	(22,224)
Ending balance	(3,158)	(6,963)	15,261
Unrealized gains (losses) on available-for-sale marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	11	17
Other comprehensive income (loss) before reclassifications	0	0
Amount reclassified from accumulated other comprehensive income (loss)	(11)	(6)
Net current-period other comprehensive income (loss)	(11)	(6)
Ending balance	0	11	17
Pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(47,469)	(46,807)
Other comprehensive income (loss) before reclassifications	3,321	(4,441)
Amount reclassified from accumulated other comprehensive income (loss)	4,649	3,779
Net current-period other comprehensive income (loss)	7,970	(662)
Ending balance	(39,499)	(47,469)	(46,807)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(33,231)	(40,652)
Other comprehensive income (loss) before reclassifications	(19,056)	7,421
Amount reclassified from accumulated other comprehensive income (loss)	0	0
Net current-period other comprehensive income (loss)	(19,056)	7,421
Ending balance	$ (52,287)	$ (33,231)	$ (40,652)